STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 26, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, outstanding	326,741		326,741		222,191	236,433
Stock reserved for future issuance	2,662,816		2,662,816		1,326,734
Number of restricted stock granted			114,550		0
Exercise price per share vested	$ 59.13		$ 59.13		$ 48.00
Weighted-average fair value per share , grant			$ 19.24		$ 0	$ 44.00
Unrecognized stock based compensation	$ 605,868		$ 605,868		$ 37,690
Weighted average period			1 year 5 months 1 day		1 year 5 months 8 days
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation allocated					121,764	178,679
Share based compensation expense	128,357	$ 24,833	$ 731,126	$ 105,026
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation allocated					0	0
Share based compensation expense	$ 28,791	$ 0	$ 124,034	$ 0
Board Of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock granted						6,585
Option, vesting period						3 years
Exercise price per share vested						$ 67.00
Board of Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock granted			114,550
Board of Members [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, vesting period			0 years
Exercise price per share vested	$ 8.50		$ 8.50
Board of Members [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, vesting period			4 years
Exercise price per share vested	$ 125.60		$ 125.60
2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, outstanding	221,191		221,191		221,191
Stock reserved for future issuance	50,000		50,000		50,000		150,000